CONDENSED CONSOLIDATING FINANCIAL INFORMATION	12 Months Ended
	Dec. 28, 2012	Dec. 30, 2011
Notes to Financial Statements [Abstract]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION

NOTE 18. CONDENSED CONSOLIDATING FINANCIAL INFORMATION

On March 15, 2012, URS Corporation, the parent company (“URS” or “Parent”), and URS Fox US LP (“Fox LP”), a 100% owned subsidiary of Parent, issued the Senior Notes. See Note 10, “Indebtedness,” for more information. The Senior Notes are our general unsecured senior obligations and rank equally with our other existing and future unsecured senior indebtedness. The Senior Notes are fully and unconditionally guaranteed (the “Guarantees”) on a joint and several basis by each of URS' current and future domestic subsidiaries that are guarantors under our 2011 Credit Facility or that are 100% owned domestic obligors or 100% owned domestic guarantors, individually or collectively, under any future indebtedness of our subsidiaries in excess of $100.0 million (the “Guarantors”).  The Guarantees are the Guarantors' unsecured senior obligations and rank equally with the Guarantors' other existing and future unsecured senior indebtedness.

The Guarantee of a Guarantor will, so long as no event of default shall have occurred and be continuing with respect to the Senior Notes, be automatically and unconditionally released and discharged without any action on the part of the trustee or the holders of the Senior Notes:

  with respect to a Guarantor which, individually or together with URS' other domestic subsidiaries, no longer has any indebtedness of borrowed money in excess of $100.0 million outstanding and no longer guarantees, individually or together with URS' other domestic subsidiaries, any indebtedness in excess of $100.0 million incurred by URS or any of URS' other 100% owned domestic subsidiaries;
  unless the Guarantor is the surviving entity, (i) upon any sale, lease or exchange of all or substantially all of the Guarantor's assets to any person or entity not an affiliate of URS or (ii) upon any sale, exchange or transfer, to any person or entity not an affiliate of URS, of all of URS' direct and indirect interest in such Guarantor;
  upon the full and final payment and performance of all obligations under the indenture and the Senior Notes;
  upon liquidation and dissolution of a Guarantor in a transaction that is not prohibited by the indenture; or
  upon legal defeasance, covenant defeasance or satisfaction and discharge of the indenture.

In addition, the Guarantee of any domestic subsidiary that is a Guarantor will be automatically and unconditionally released and discharged, without any further action required by such Guarantor, the trustee, or the holders of the Senior Notes, if at any time such domestic subsidiary of URS that is a Guarantor is no longer a domestic subsidiary of URS.

In February 2013, the FASB issued Accounting Standards Update (ASU) 2013-04 – Obligations Resulting from Joint and Several Liability Arrangements for which the total amount of the obligation is fixed at the Reporting Date. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The update requires companies to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. Total amount is the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligor.

Consistent with the arrangement between Parent and Fox LP, $299.4 million and $699.6 million of the Senior Notes are included in the liabilities of Parent and Fox LP, respectively, as of December 28, 2012, net of $1.0 million of total discount.

The following is our condensed consolidating financial information, segregating the issuers, guarantor subsidiaries and non-guarantor subsidiaries, at December 28, 2012, and December 30, 2011, and for each of the three years in the period ended December 28, 2012:

Revision of Previously Issued Condensed Consolidating Financial Information

Subsequent to the filing of the Form 8-K on April 17, 2013, the following immaterial errors were discovered which impacted the condensed consolidating financial information contained in the Form 8-K:

  An adjustment relating to intercompany receivables and intercompany payables that impacted the condensed consolidating financial information as of and for the years ended December 28, 2012, December 30, 2011 and December 31, 2010.
  Misclassifications of intercompany receivable/payable activities and intercompany notes between short-term and long-term that impacted the condensed consolidating financial information as of and for the years ended December 28, 2012, December 30, 2011 and December 31, 2010.
  A misclassification of an elimination entry that should have been recorded within the non-guarantor column instead of the cross-elimination column, which impacted the condensed consolidating financial information as of and for the quarter ended March 29, 2013, and as of and for the fiscal year ended December 28, 2012.
  Misclassification related to the netting of interest income and interest expense for all periods. The net amount of interest income and interest expense also included intercompany royalties and general and administrative charges that should have been classified separately within Operating Income.
  An adjustment recorded in the fiscal year ended December 31, 2010 relating to the reversal of intercompany interest charges between a guarantor entity and a non-guarantor entity that should have been recorded in the fiscal year ended January 1, 2010.

We assessed the materiality of all of these errors in accordance with the SEC's Staff Accounting Bulletin 99 and concluded that the previously issued condensed consolidating financial information was not materially misstated. In accordance with the SEC's Staff Accounting Bulletin 208, we have corrected these immaterial errors by revising the previously issued condensed consolidating financial information included in this footnote.

Accordingly, the condensed consolidating financial information, as of and for the years ended December 28, 2012, December 30, 2011 and December 31, 2010, have been revised to correct the immaterial errors described above. These revisions will be presented prospectively in future filings.

	As of December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Balance Sheet Data:

As Reported
ASSETS
Current assets:
Cash and cash equivalents	$14.4	$—	$16.3	$285.4	$(1.6)	$314.5
Accounts receivable, including retentions	—	—	771.2	811.8	(28.2)	1,554.8
Costs and accrued earnings in excess of billings on contracts	—	—	876.9	515.7	(8.3)	1,384.3
Less receivable allowances	—	—	(29.1)	(40.6)	—	(69.7)
Net accounts receivable	—	—	1,619.0	1,286.9	(36.5)	2,869.4
Intercompany accounts receivable	1,765.8	22.4	4,248.9	1,530.6	(7,567.7)	—
Deferred tax assets	6.8	—	60.3	0.5	—	67.6
Inventory	—	—	5.5	56.0	—	61.5
Other current assets	38.2	—	65.5	111.3	(10.8)	204.2
Total current assets	1,825.2	22.4	6,015.5	3,270.7	(7,616.6)	3,517.2
Investments in and advances to subsidiaries and unconsolidated joint ventures	5,400.5	20.7	1,812.0	258.9	(7,213.8)	278.3
Property and equipment at cost, net	26.9	—	159.7	500.9	—	687.5
Intangible assets, net	0.2	—	223.5	468.5	—	692.2
Goodwill	—	—	1,778.7	1,468.4	—	3,247.1
Other long-term assets	22.4	—	231.3	115.3	(4.8)	364.2
Total assets	$7,275.2	$43.1	$10,220.7	$6,082.7	$(14,835.2)	$8,786.5
LIABILITIES AND EQUITY
Current liabilities:
Current portion of long-term debt	$18.9	$—	$10.0	$42.9	$—	$71.8
Accounts payable and subcontractors payable, including retentions	4.1	—	382.8	454.8	(38.2)	803.5
Accrued salaries and employee benefits	41.1	—	362.6	155.1	—	558.8
Billings in excess of costs and accrued earnings on contracts	—	—	146.4	143.0	(0.3)	289.1
Intercompany accounts payable	3,138.3	14.7	3,109.1	1,305.6	(7,567.7)	—
Short-term intercompany notes payable	14.3	—	20.0	599.2	(633.5)	—
Other current liabilities	59.4	8.6	146.3	74.0	(10.5)	277.8
Total current liabilities	3,276.1	23.3	4,177.2	2,774.6	(8,250.2)	2,001.0
Long-term debt	952.2	699.6	16.9	323.8	—	1,992.5
Deferred tax liabilities	—	—	247.6	85.5	(4.8)	328.3
Self-insurance reserves	—	—	18.3	111.5	—	129.8
Pension and post-retirement benefit obligations	—	—	185.4	115.5	—	300.9
Long-term intercompany notes payable	—	—	561.7	687.8	(1,249.5)	—
Other long-term liabilities	2.9	—	197.0	71.1	—	271.0
Total liabilities	4,231.2	722.9	5,404.1	4,169.8	(9,504.5)	5,023.5
Intercompany notes receivable	(577.1)	(687.8)	(583.8)	(34.3)	1,883.0	—
Total URS stockholders' equity	3,044.0	(679.8)	4,816.6	1,771.0	(5,330.7)	3,621.1
Noncontrolling interests	—	—	—	141.9	—	141.9
Total stockholders' equity	3,044.0	(679.8)	4,816.6	1,912.9	(5,330.7)	3,763.0
Total liabilities and stockholders' equity	$7,275.2	$43.1	$10,220.7	$6,082.7	$(14,835.2)	$8,786.5

	As of December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
ASSETS
Current assets:
Accounts receivable, including retentions	$—	$—	$0.1	$—	$(0.1)	$—
Net accounts receivable	—	—	0.1	—	(0.1)	—
Intercompany accounts receivable	27.4	—	(315.8)	(261.6)	550.0	—
Total current assets	27.4	—	(315.7)	(261.6)	549.9	—
Investments in and advances to subsidiaries and unconsolidated joint ventures	0.1	—	0.2	(16.7)	16.4	—
Intangible assets, net	—	—	(0.2)	0.2	—	—
Other long-term assets	(0.1)	—	—	(0.2)	0.3	—
Total assets	27.4	—	(315.7)	(278.3)	566.6	—
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable and subcontractors payable, including retentions	0.1	—	(0.1)	—	—	—
Accrued salaries and employee benefits	(0.1)	—	0.1	—	—	—
Billings in excess of costs and accrued earnings on contracts	—	—	(0.1)	—	0.1	—
Intercompany accounts payable	27.4	—	(315.7)	(261.7)	550.0	—
Short-term intercompany notes payable	—	—	—	(577.6)	577.6	—
Other current liabilities	0.1	—	(0.1)	4.0	(4.0)	—
Total current liabilities	27.5	—	(315.9)	(835.3)	1,123.7	—
Deferred tax liabilities	—	—	(0.1)	0.1	—	—
Long-term intercompany notes payable	—	—	—	577.6	(577.6)	—
Other long-term liabilities	(0.1)	—	0.1	—	—	—
Total liabilities	27.4	—	(315.9)	(257.6)	546.1	—
Total URS stockholders' equity	—	—	0.2	(20.7)	20.5	—
Total stockholders' equity	—	—	0.2	(20.7)	20.5	—
Total liabilities and stockholders' equity	27.4	—	(315.7)	(278.3)	566.6	—

	As of December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
ASSETS
Current assets:
Cash and cash equivalents	$14.4	$—	$16.3	$285.4	$(1.6)	$314.5
Accounts receivable, including retentions	—	—	771.3	811.8	(28.3)	1,554.8
Costs and accrued earnings in excess of billings on contracts	—	—	876.9	515.7	(8.3)	1,384.3
Less receivable allowances	—	—	(29.1)	(40.6)	—	(69.7)
Net accounts receivable	—	—	1,619.1	1,286.9	(36.6)	2,869.4
Intercompany accounts receivable	1,793.2	22.4	3,933.1	1,269.0	(7,017.7)	—
Deferred tax assets	6.8	—	60.3	0.5	—	67.6
Inventory	—	—	5.5	56.0	—	61.5
Other current assets	38.2	—	65.5	111.3	(10.8)	204.2
Total current assets	1,852.6	22.4	5,699.8	3,009.1	(7,066.7)	3,517.2
Investments in and advances to subsidiaries and unconsolidated joint ventures	5,400.6	20.7	1,812.2	242.2	(7,197.4)	278.3
Property and equipment at cost, net	26.9	—	159.7	500.9	—	687.5
Intangible assets, net	0.2	—	223.3	468.7	—	692.2
Goodwill	—	—	1,778.7	1,468.4	—	3,247.1
Other long-term assets	22.3	—	231.3	115.1	(4.5)	364.2
Total assets	$7,302.6	$43.1	$9,905.0	$5,804.4	$(14,268.6)	$8,786.5
LIABILITIES AND EQUITY
Current liabilities:
Current portion of long-term debt	$18.9	$—	$10.0	$42.9	$—	$71.8
Accounts payable and subcontractors payable, including retentions	4.2	—	382.7	454.8	(38.2)	803.5
Accrued salaries and employee benefits	41.0	—	362.7	155.1	—	558.8
Billings in excess of costs and accrued earnings on contracts	—	—	146.3	143.0	(0.2)	289.1
Intercompany accounts payable	3,165.7	14.7	2,793.4	1,043.9	(7,017.7)	—
Short-term intercompany notes payable	14.3	—	20.0	21.6	(55.9)	—
Other current liabilities	59.5	8.6	146.2	78.0	(14.5)	277.8
Total current liabilities	3,303.6	23.3	3,861.3	1,939.3	(7,126.5)	2,001.0
Long-term debt	952.2	699.6	16.9	323.8	—	1,992.5
Deferred tax liabilities	—	—	247.5	85.6	(4.8)	328.3
Self-insurance reserves	—	—	18.3	111.5	—	129.8
Pension and post-retirement benefit obligations	—	—	185.4	115.5	—	300.9
Long-term intercompany notes payable	—	—	561.7	1,265.4	(1,827.1)	—
Other long-term liabilities	2.8	—	197.1	71.1	—	271.0
Total liabilities	4,258.6	722.9	5,088.2	3,912.2	(8,958.4)	5,023.5
Intercompany notes receivable	(577.1)	(687.8)	(583.8)	(34.3)	1,883.0	—
Total URS stockholders' equity	3,044.0	(679.8)	4,816.8	1,750.3	(5,310.2)	3,621.1
Noncontrolling interests	—	—	—	141.9	—	141.9
Total stockholders' equity	3,044.0	(679.8)	4,816.8	1,892.2	(5,310.2)	3,763.0
Total liabilities and stockholders' equity	$7,302.6	$43.1	$9,905.0	$5,804.4	$(14,268.6)	$8,786.5

	As of December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Balance Sheet Data:

As Reported
ASSETS
Current assets:
Cash and cash equivalents	$193.8	$—	$24.4	$294.5	$(76.7)	$436.0
Accounts receivable, including retentions	—	—	705.5	456.5	(47.3)	1,114.7
Costs and accrued earnings in excess of billings on contracts	—	—	715.6	425.0	(8.6)	1,132.0
Less receivable allowances	—	—	(24.2)	(18.9)	—	(43.1)
Net accounts receivable	—	—	1,396.9	862.6	(55.9)	2,203.6
Intercompany accounts receivable	2,723.5	—	5,319.1	1,492.4	(9,535.0)	—
Deferred tax assets	3.3	—	54.3	5.4	—	63.0
Inventory	—	—	19.5	—	—	19.5
Other current assets	60.1	—	63.2	59.3	(0.8)	181.8
Total current assets	2,980.7	—	6,877.4	2,714.2	(9,668.4)	2,903.9
Investments in and advances to subsidiaries and unconsolidated joint ventures	5,160.8	—	1,709.2	93.6	(6,855.9)	107.7
Property and equipment at cost, net	20.9	—	154.8	93.7	—	269.4
Intangible assets, net	0.2	—	259.3	262.5	—	522.0
Goodwill	—	—	1,778.7	994.3	—	2,773.0
Other long-term assets	24.3	—	249.6	25.2	(12.5)	286.6
Total assets	$8,186.9	$—	$11,029.0	$4,183.5	$(16,536.8)	$6,862.6
LIABILITIES AND EQUITY
Current liabilities:
Current portion of long-term debt	$9.0	$—	$11.2	$41.3	$—	$61.5
Accounts payable and subcontractors payable, including retentions	4.3	—	456.6	333.7	(135.5)	659.1
Accrued salaries and employee benefits	35.0	—	393.0	99.0	—	527.0
Billings in excess of costs and accrued earnings on contracts	—	—	149.5	161.3	—	310.8
Intercompany accounts payable	4,099.2	—	4,089.2	1,346.6	(9,535.0)	—
Short-term intercompany notes payable	327.8	—	19.3	393.9	(741.0)	—
Other current liabilities	3.5	—	105.6	58.9	8.5	176.5
Total current liabilities	4,478.8	—	5,224.4	2,434.7	(10,403.0)	1,734.9
Long-term debt	714.3	—	16.2	6.5	—	737.0
Deferred tax liabilities	—	—	274.6	14.1	(12.2)	276.5
Self-insurance reserves	—	—	24.6	108.1	—	132.7
Pension and post-retirement benefit obligations	—	—	162.1	113.9	—	276.0
Other long-term liabilities	4.3	—	172.6	44.2	—	221.1
Total liabilities	5,197.4	—	5,874.5	2,721.5	(10,415.2)	3,378.2
Intercompany notes receivable	(387.7)	—	(6.2)	(347.1)	741.0	—
Total URS stockholders' equity	2,989.5	—	5,154.5	1,354.8	(6,121.6)	3,377.2
Noncontrolling interests	—	—	—	107.2	—	107.2
Total stockholders' equity	2,989.5	—	5,154.5	1,462.0	(6,121.6)	3,484.4
Total liabilities and stockholders' equity	$8,186.9	$—	$11,029.0	$4,183.5	$(16,536.8)	$6,862.6

	As of December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
ASSETS
Current assets:
Cash and cash equivalents	$0.1	$—	$—	$(0.1)	$—	$—
Intercompany accounts receivable	(102.3)	—	(166.8)	—	269.1	—
Total current assets	(102.2)	—	(166.8)	(0.1)	269.1	—
Investments in and advances to subsidiaries and unconsolidated joint ventures	(0.1)	—	—	0.1	—	—
Total assets	(102.3)	—	(166.8)	—	269.1	—
LIABILITIES AND EQUITY
Current liabilities:
Intercompany accounts payable	(102.3)	—	(166.8)	—	269.1	—
Total current liabilities	(102.3)	—	(166.8)	—	269.1	—
Total liabilities	(102.3)	—	(166.8)	—	269.1	—
Total liabilities and stockholders' equity	(102.3)	—	(166.8)	—	269.1	—

	As of December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
ASSETS
Current assets:
Cash and cash equivalents	$193.9	$—	$24.4	$294.4	$(76.7)	$436.0
Accounts receivable, including retentions	—	—	705.5	456.5	(47.3)	1,114.7
Costs and accrued earnings in excess of billings on contracts	—	—	715.6	425.0	(8.6)	1,132.0
Less receivable allowances	—	—	(24.2)	(18.9)	—	(43.1)
Net accounts receivable	—	—	1,396.9	862.6	(55.9)	2,203.6
Intercompany accounts receivable	2,621.2	—	5,152.3	1,492.4	(9,265.9)	—
Deferred tax assets	3.3	—	54.3	5.4	—	63.0
Inventory	—	—	19.5	—	—	19.5
Other current assets	60.1	—	63.2	59.3	(0.8)	181.8
Total current assets	2,878.5	—	6,710.6	2,714.1	(9,399.3)	2,903.9
Investments in and advances to subsidiaries and unconsolidated joint ventures	5,160.7	—	1,709.2	93.7	(6,855.9)	107.7
Property and equipment at cost, net	20.9	—	154.8	93.7	—	269.4
Intangible assets, net	0.2	—	259.3	262.5	—	522.0
Goodwill	—	—	1,778.7	994.3	—	2,773.0
Other long-term assets	24.3	—	249.6	25.2	(12.5)	286.6
Total assets	$8,084.6	$—	$10,862.2	$4,183.5	$(16,267.7)	$6,862.6
LIABILITIES AND EQUITY
Current liabilities:
Current portion of long-term debt	$9.0	$—	$11.2	$41.3	$—	$61.5
Accounts payable and subcontractors payable, including retentions	4.3	—	456.6	333.7	(135.5)	659.1
Accrued salaries and employee benefits	35.0	—	393.0	99.0	—	527.0
Billings in excess of costs and accrued earnings on contracts	—	—	149.5	161.3	—	310.8
Intercompany accounts payable	3,996.9	—	3,922.4	1,346.6	(9,265.9)	—
Short-term intercompany notes payable	327.8	—	19.3	393.9	(741.0)	—
Other current liabilities	3.5	—	105.6	58.9	8.5	176.5
Total current liabilities	4,376.5	—	5,057.6	2,434.7	(10,133.9)	1,734.9
Long-term debt	714.3	—	16.2	6.5	—	737.0
Deferred tax liabilities	—	—	274.6	14.1	(12.2)	276.5
Self-insurance reserves	—	—	24.6	108.1	—	132.7
Pension and post-retirement benefit obligations	—	—	162.1	113.9	—	276.0
Other long-term liabilities	4.3	—	172.6	44.2	—	221.1
Total liabilities	5,095.1	—	5,707.7	2,721.5	(10,146.1)	3,378.2
Intercompany notes receivable	(387.7)	—	(6.2)	(347.1)	741.0	—
Total URS stockholders' equity	2,989.5	—	5,154.5	1,354.8	(6,121.6)	3,377.2
Noncontrolling interests	—	—	—	107.2	—	107.2
Total stockholders' equity	2,989.5	—	5,154.5	1,462.0	(6,121.6)	3,484.4
Total liabilities and stockholders' equity	$8,084.6	$—	$10,862.2	$4,183.5	$(16,267.7)	$6,862.6

	For the Year Ended December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Statement of Operations Data:

As Reported
Revenues	$—	$—	$6,713.8	$4,420.9	$(162.2)	$10,972.5
Cost of revenues	—	—	(6,305.0)	(4,151.7)	162.2	(10,294.5)
General and administrative expenses	(83.2)	—	—	(0.4)	—	(83.6)
Acquisition-related expenses	(6.7)	—	—	(9.4)	—	(16.1)
Equity in income (loss) in subsidiaries	297.8	20.7	149.6	8.0	(476.1)	—
Equity in income of unconsolidated joint ventures	—	—	21.5	86.1	—	107.6
Operating income (loss)	207.9	20.7	579.9	353.5	(476.1)	685.9
Interest expense	110.8	(20.3)	(107.4)	(53.8)	—	(70.7)
Other income (expenses)	(0.3)	—	—	0.8	—	0.5
Income (loss) before income taxes	318.4	0.4	472.5	300.5	(476.1)	615.7
Income tax benefit (expense)	(7.8)	7.6	(174.7)	(15.0)	—	(189.9)
Net income (loss) including noncontrolling interests	310.6	8.0	297.8	285.5	(476.1)	425.8
Noncontrolling interests in income of consolidated subsidiaries	—	—	—	(115.2)	—	(115.2)
Net income (loss) attributable to URS	$310.6	$8.0	$297.8	$170.3	$(476.1)	$310.6
Comprehensive income (loss) attributable to URS	$308.2	$8.0	$283.2	$191.5	$(482.7)	$308.2

	For the Year Ended December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
Equity in income (loss) in subsidiaries	$—	$—	$—	$(20.7)	$20.7	$—
Intercompany royalty and general and administrative charges	140.6	—	(122.3)	(18.3)	—	—
Operating income (loss)	140.6	—	(122.3)	(39.0)	20.7	—
Interest expense	(147.0)	(2.6)	106.6	43.0	—	—
Intercompany interest income	7.8	2.6	23.0	2.0	(35.4)	—
Intercompany interest expense	(1.4)	—	(7.3)	(26.7)	35.4	—
Income (loss) before income taxes	—	—	—	(20.7)	20.7	—
Net income (loss) including noncontrolling interests	—	—	—	(20.7)	20.7	—
Net income (loss) attributable to URS	—	—	—	(20.7)	20.7	—
Comprehensive income (loss) attributable to URS	—	—	(0.7)	(20.7)	21.4	—

	For the Year Ended December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
Revenues	$—	$—	$6,713.8	$4,420.9	$(162.2)	$10,972.5
Cost of revenues	—	—	(6,305.0)	(4,151.7)	162.2	(10,294.5)
General and administrative expenses	(83.2)	—	—	(0.4)	—	(83.6)
Acquisition-related expenses	(6.7)	—	—	(9.4)	—	(16.1)
Equity in income (loss) in subsidiaries	297.8	20.7	149.6	(12.7)	(455.4)	—
Equity in income of unconsolidated joint ventures	—	—	21.5	86.1	—	107.6
Intercompany royalty and general and administrative charges	140.6	—	(122.3)	(18.3)	—	—
Operating income (loss)	348.5	20.7	457.6	314.5	(455.4)	685.9
Interest expense	(36.2)	(22.9)	(0.8)	(10.8)	—	(70.7)
Intercompany interest income	7.8	2.6	23.0	2.0	(35.4)	—
Intercompany interest expense	(1.4)	—	(7.3)	(26.7)	35.4	—
Other income (expenses)	(0.3)	—	—	0.8	—	0.5
Income (loss) before income taxes	318.4	0.4	472.5	279.8	(455.4)	615.7
Income tax benefit (expense)	(7.8)	7.6	(174.7)	(15.0)	—	(189.9)
Net income (loss) including noncontrolling interests	310.6	8.0	297.8	264.8	(455.4)	425.8
Noncontrolling interests in income of consolidated subsidiaries	—	—	—	(115.2)	—	(115.2)
Net income (loss) attributable to URS	$310.6	$8.0	$297.8	$149.6	$(455.4)	$310.6
Comprehensive income (loss) attributable to URS	$308.2	$8.0	$282.5	$170.8	$(461.3)	$308.2

	For the Year Ended December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Statement of Operations Data:

As Reported
Revenues	$—	$—	$6,924.6	$3,125.9	$(505.5)	$9,545.0
Cost of revenues	—	—	(6,556.0)	(2,938.3)	505.5	(8,988.8)
General and administrative expenses	(81.2)	—	—	1.7	—	(79.5)
Acquisition-related expenses	—	—	(1.0)	—	—	(1.0)
Restructuring costs	—	—	—	(5.5)	—	(5.5)
Goodwill impairment	—	—	(601.7)	(224.1)	—	(825.8)
Equity in income (loss) in subsidiaries	(487.6)	—	(78.7)	—	566.3	—
Equity in income of unconsolidated joint ventures	—	—	8.6	123.6	—	132.2
Operating income (loss)	(568.8)	—	(304.2)	83.3	566.3	(223.4)
Interest expense	118.1	—	(121.9)	(18.3)	—	(22.1)
Income (loss) before income taxes	(450.7)	—	(426.1)	65.0	566.3	(245.5)
Income tax benefit (expense)	(15.1)	—	(61.5)	(15.2)	—	(91.8)
Net income (loss) including noncontrolling interests	(465.8)	—	(487.6)	49.8	566.3	(337.3)
Noncontrolling interests in income of consolidated subsidiaries	—	—	—	(128.5)	—	(128.5)
Net income (loss) attributable to URS	$(465.8)	$—	$(487.6)	$(78.7)	$566.3	$(465.8)
Comprehensive income (loss) attributable to URS	$(539.7)	$—	$(573.1)	$(135.2)	$708.3	$(539.7)

	For the Year Ended December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
Intercompany royalty and general and administrative charges	$136.9	$—	$(122.6)	$(14.3)	$—	$0.0
Operating income (loss)	136.9	—	(122.6)	(14.3)	—	0.0
Interest expense	(139.0)	—	121.3	17.7	—	—
Intercompany interest income	2.9	—	1.7	1.7	(6.3)	—
Intercompany interest expense	(0.8)	—	(0.4)	(5.1)	6.3	—

	For the Year Ended December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
Revenues	$—	$—	$6,924.6	$3,125.9	$(505.5)	$9,545.0
Cost of revenues	—	—	(6,556.0)	(2,938.3)	505.5	(8,988.8)
General and administrative expenses	(81.2)	—	—	1.7	—	(79.5)
Acquisition-related expenses	—	—	(1.0)	—	—	(1.0)
Restructuring costs	—	—	—	(5.5)	—	(5.5)
Goodwill impairment	—	—	(601.7)	(224.1)	—	(825.8)
Equity in income (loss) in subsidiaries	(487.6)	—	(78.7)	—	566.3	—
Equity in income of unconsolidated joint ventures	—	—	8.6	123.6	—	132.2
Intercompany royalty and general and administrative charges	136.9	—	(122.6)	(14.3)	—	0.0
Operating income (loss)	(431.9)	—	(426.8)	69.0	566.3	(223.4)
Interest expense	(20.9)	—	(0.6)	(0.6)	—	(22.1)
Intercompany interest income	2.9	—	1.7	1.7	(6.3)	—
Intercompany interest expense	(0.8)	—	(0.4)	(5.1)	6.3	—
Income (loss) before income taxes	(450.7)	—	(426.1)	65.0	566.3	(245.5)
Income tax benefit (expense)	(15.1)	—	(61.5)	(15.2)	—	(91.8)
Net income (loss) including noncontrolling interests	(465.8)	—	(487.6)	49.8	566.3	(337.3)
Noncontrolling interests in income of consolidated subsidiaries	—	—	—	(128.5)	—	(128.5)
Net income (loss) attributable to URS	$(465.8)	$—	$(487.6)	$(78.7)	$566.3	$(465.8)
Comprehensive income (loss) attributable to URS	$(539.7)	$—	$(573.1)	$(135.2)	$708.3	$(539.7)

	For the Year Ended December 31, 2010
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Statement of Operations Data:

As Reported
Revenues	$—	$—	$6,923.7	$2,673.4	$(420.0)	$9,177.1
Cost of revenues	—	—	(6,541.8)	(2,487.7)	420.0	(8,609.5)
General and administrative expenses	(76.6)	—	—	5.6	—	(71.0)
Acquisition-related expenses	—	—	—	(11.9)	—	(11.9)
Restructuring costs	—	—	—	(10.6)	—	(10.6)
Equity in income (loss) in subsidiaries	268.2	—	172.9	—	(441.1)	—
Equity in income of unconsolidated joint ventures	—	—	9.6	60.7	—	70.3
Operating income (loss)	191.6	—	564.4	229.5	(441.1)	544.4
Interest expense	117.0	—	(124.6)	(23.0)	—	(30.6)
Income (loss) before income taxes	308.6	—	439.8	206.5	(441.1)	513.8
Income tax benefit (expense)	(20.7)	—	(171.6)	64.7	—	(127.6)
Net income (loss) including noncontrolling interests	287.9	—	268.2	271.2	(441.1)	386.2
Noncontrolling interests in income of consolidated subsidiaries	—	—	—	(98.3)	—	(98.3)
Net income (loss) attributable to URS	$287.9	$—	$268.2	$172.9	$(441.1)	$287.9
Comprehensive income (loss) attributable to URS	$300.2	$—	$265.2	$189.3	$(454.5)	$300.2

	For the Year Ended December 31, 2010
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
Equity in income (loss) in subsidiaries	$—	$—	$11.8	$—	$(11.8)	$—
Intercompany royalty and general and administrative charges	146.4	—	(138.5)	(7.9)	—	—
Operating income (loss)	146.4	—	(126.7)	(7.9)	(11.8)	—
Interest expense	(148.4)	—	126.8	21.6	—	—
Intercompany interest income	2.7	—	1.2	1.9	(5.8)	—
Intercompany interest expense	(0.7)	—	(1.3)	(3.8)	5.8	—
Income (loss) before income taxes	—	—	—	11.8	(11.8)	—
Net income (loss) including noncontrolling interests	—	—	—	11.8	(11.8)	—
Net income (loss) attributable to URS	—	—	—	11.8	(11.8)	—
Comprehensive income (loss) attributable to URS	—	—	—	11.8	(11.8)	—

	For the Year Ended December 31, 2010
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
Revenues	$—	$—	$6,923.7	$2,673.4	$(420.0)	$9,177.1
Cost of revenues	—	—	(6,541.8)	(2,487.7)	420.0	(8,609.5)
General and administrative expenses	(76.6)	—	—	5.6	—	(71.0)
Acquisition-related expenses	—	—	—	(11.9)	—	(11.9)
Restructuring costs	—	—	—	(10.6)	—	(10.6)
Equity in income (loss) in subsidiaries	268.2	—	184.7	—	(452.9)	—
Equity in income of unconsolidated joint ventures	—	—	9.6	60.7	—	70.3
Intercompany royalty and general and administrative charges	146.4	—	(138.5)	(7.9)	—	—
Operating income (loss)	338.0	—	437.7	221.6	(452.9)	544.4
Interest expense	(31.4)	—	2.2	(1.4)	—	(30.6)
Intercompany interest income	2.7	—	1.2	1.9	(5.8)	—
Intercompany interest expense	(0.7)	—	(1.3)	(3.8)	5.8	—
Income (loss) before income taxes	308.6	—	439.8	218.3	(452.9)	513.8
Income tax benefit (expense)	(20.7)	—	(171.6)	64.7	—	(127.6)
Net income (loss) including noncontrolling interests	287.9	—	268.2	283.0	(452.9)	386.2
Noncontrolling interests in income of consolidated subsidiaries	—	—	—	(98.3)	—	(98.3)
Net income (loss) attributable to URS	$287.9	$—	$268.2	$184.7	$(452.9)	$287.9
Comprehensive income (loss) attributable to URS	$300.2	$—	$265.2	$201.1	$(466.3)	$300.2

	For the Year Ended December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Statement of Cash Flows Data:

As Reported
Net cash from operating activities	$34.2	$—	$38.6	$280.7	$76.7	$430.2
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired	—	—	—	(1,345.7)	—	(1,345.7)
Proceeds from disposal of property and equipment	—	—	—	25.3	—	25.3
Payments in settlement of foreign currency forward contracts	(1,260.6)	—	—	—	—	(1,260.6)
Receipts in settlement of foreign currency forward contracts	1,260.3	—	—	—	—	1,260.3
Investments in unconsolidated joint ventures	—	—	(4.3)	(0.1)	—	(4.4)
Changes in restricted cash	—	—	—	3.9	—	3.9
Capital expenditures, less equipment purchased through capital leases and equipment notes	(11.4)	—	(34.6)	(79.4)	—	(125.4)
Dividends received	—	—	0.1	—	(0.1)	—
Net intercompany investing activities	912.5	—	782.2	544.3	(2,239.0)	—
Net cash from investing activities	900.8	—	743.4	(851.7)	(2,239.1)	(1,446.6)
Cash flows from financing activities:
Borrowings from long-term debt	998.9	—	—	—	—	998.9
Payments on long-term debt	(30.0)	—	(5.7)	(2.3)	—	(38.0)
Borrowings from revolving line of credit	560.0	—	—	101.6	—	661.6
Payments on revolving line of credit	(583.6)	—	—	—	—	(583.6)
Net payments under foreign lines of credit and short-term notes	(0.8)	—	(0.2)	(19.5)	—	(20.5)
Net change in overdrafts	—	—	50.1	6.0	(1.6)	54.5
Payments on capital lease obligations	(0.8)	—	(4.9)	(8.9)	—	(14.6)
Payments of debt issuance costs	(8.8)	—	—	—	—	(8.8)
Excess tax benefits from stock-based compensation	0.1	—	—	—	—	0.1
Proceeds from employee stock purchases and exercises of stock options	8.9	—	—	—	—	8.9
Distributions to noncontrolling interests	—	—	—	(83.8)	—	(83.8)
Contributions and advances from noncontrolling interests	—	—	—	2.3	—	2.3
Dividends paid	(44.7)	—	—	(0.1)	0.1	(44.7)
Repurchases of common stock	(40.0)	—	—	—	—	(40.0)
Net intercompany financing activities	(1,973.6)	—	(829.4)	564.0	2,239.0	—
Net cash from financing activities	(1,114.4)	—	(790.1)	559.3	2,237.5	892.3
Net change in cash and cash equivalents	(179.4)	—	(8.1)	(11.7)	75.1	(124.1)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	2.6	—	2.6
Cash and cash equivalents at beginning of period	193.8	—	24.4	294.5	(76.7)	436.0
Cash and cash equivalents at end of period	$14.4	$—	$16.3	$285.4	$(1.6)	$314.5

	For the Year Ended December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
Net cash from operating activities	$(0.1)	$—	$—	$0.1	$—	$—
Cash flows from investing activities:
Net intercompany investing activities	30.1	—	75.5	39.2	(144.8)	—
Net cash from investing activities	30.1	—	75.5	39.2	(144.8)	—
Cash flows from financing activities:
Net intercompany financing activities	(30.1)	—	(75.5)	(39.2)	144.8	—
Net cash from financing activities	(30.1)	—	(75.5)	(39.2)	144.8	—
Net change in cash and cash equivalents	(0.1)	—	—	0.1	—	—
Cash and cash equivalents at beginning of period	0.1	—	—	(0.1)	—	—
Cash and cash equivalents at end of period	$(0.0)	$—	$—	$—	$—	$—

	For the Year Ended December 28, 2012
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
Net cash from operating activities	$34.1	$—	$38.6	$280.8	$76.7	$430.2
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired	—	—	—	(1,345.7)	—	(1,345.7)
Proceeds from disposal of property and equipment	—	—	—	25.3	—	25.3
Payments in settlement of foreign currency forward contracts	(1,260.6)	—	—	—	—	(1,260.6)
Receipts in settlement of foreign currency forward contracts	1,260.3	—	—	—	—	1,260.3
Investments in unconsolidated joint ventures	—	—	(4.3)	(0.1)	—	(4.4)
Changes in restricted cash	—	—	—	3.9	—	3.9
Capital expenditures, less equipment purchased through capital leases and equipment notes	(11.4)	—	(34.6)	(79.4)	—	(125.4)
Dividends received	—	—	0.1	—	(0.1)	—
Net intercompany investing activities	942.6	—	857.7	583.5	(2,383.8)	—
Net cash from investing activities	930.9	—	818.9	(812.5)	(2,383.9)	(1,446.6)
Cash flows from financing activities:
Borrowings from long-term debt	998.9	—	—	—	—	998.9
Payments on long-term debt	(30.0)	—	(5.7)	(2.3)	—	(38.0)
Borrowings from revolving line of credit	560.0	—	—	101.6	—	661.6
Payments on revolving line of credit	(583.6)	—	—	—	—	(583.6)
Net payments under foreign lines of credit and short-term notes	(0.8)	—	(0.2)	(19.5)	—	(20.5)
Net change in overdrafts	—	—	50.1	6.0	(1.6)	54.5
Payments on capital lease obligations	(0.8)	—	(4.9)	(8.9)	—	(14.6)
Payments of debt issuance costs	(8.8)	—	—	—	—	(8.8)
Excess tax benefits from stock-based compensation	0.1	—	—	—	—	0.1
Proceeds from employee stock purchases and exercises of stock options	8.9	—	—	—	—	8.9
Distributions to noncontrolling interests	—	—	—	(83.8)	—	(83.8)
Contributions and advances from noncontrolling interests	—	—	—	2.3	—	2.3
Dividends paid	(44.7)	—	—	(0.1)	0.1	(44.7)
Repurchases of common stock	(40.0)	—	—	—	—	(40.0)
Net intercompany financing activities	(2,003.7)	—	(904.9)	524.8	2,383.8	—
Net cash from financing activities	(1,144.5)	—	(865.6)	520.1	2,382.3	892.3
Net change in cash and cash equivalents	(179.5)	—	(8.1)	(11.6)	75.1	(124.1)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	2.6	—	2.6
Cash and cash equivalents at beginning of period	193.9	—	24.4	294.4	(76.7)	436.0
Cash and cash equivalents at end of period	$14.4	$—	$16.3	$285.4	$(1.6)	$314.5

	For the Year Ended December 31, 2010
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Statement of Cash Flows Data:

As Reported
Net cash from operating activities	$(7.0)	$—	$446.5	$85.6	$1.3	$526.4
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired	—	—	—	(291.7)	—	(291.7)
Changes in cash related to consolidation and/or deconsolidation of joint ventures	—	—	21.4	(0.7)	—	20.7
Proceeds from disposal of property and equipment	—	—	4.7	3.6	—	8.3
Investments in unconsolidated joint ventures	—	—	(6.0)	—	—	(6.0)
Changes in restricted cash	—	—	—	(16.1)	—	(16.1)
Capital expenditures, less equipment purchased through capital leases and equipment notes	(4.6)	—	(26.0)	(14.6)	—	(45.2)
Maturity of short-term investment	—	—	—	30.2	—	30.2
Dividends received	—	—	27.8	—	(27.8)	—
Net intercompany investing activities	(761.7)	—	(730.2)	(112.7)	1,604.6	—
Net cash from investing activities	(766.3)	—	(708.3)	(402.0)	1,576.8	(299.8)
Cash flows from financing activities:
Payments on long-term debt	(150.0)	—	(9.6)	—	—	(159.6)
Net payments under foreign lines of credit and short-term notes	(0.5)	—	(0.4)	(6.7)	—	(7.6)
Net change in overdrafts	—	—	14.6	—	(0.2)	14.4
Payments on capital lease obligations	(0.4)	—	(6.4)	(0.7)	—	(7.5)
Excess tax benefits from stock-based compensation	1.2	—	—	—	—	1.2
Proceeds from employee stock purchases and exercises of stock options	11.3	—	—	—	—	11.3
Distributions to noncontrolling interests	—	—	—	(107.2)	—	(107.2)
Contributions and advances from noncontrolling interests	—	—	—	8.2	—	8.2
Dividends paid	—	—	—	(27.8)	27.8	—
Repurchases of common stock	(128.3)	—	—	—	—	(128.3)
Net intercompany financing activities	1,157.7	—	239.4	207.5	(1,604.6)	—
Net cash from financing activities	891.0	—	237.6	73.3	(1,577.0)	(375.1)
Net change in cash and cash equivalents	117.7	—	(24.2)	(243.1)	1.1	(148.5)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	1.2	—	1.2
Cash and cash equivalents at beginning of period	267.2	—	52.2	481.6	(79.9)	721.1
Cash and cash equivalents at end of period	$384.9	$—	$28.0	$239.7	$(78.8)	$573.8

	For the Year Ended December 31, 2010
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
Net cash from operating activities	$—	$—	$(11.8)	$11.8	$—	$—
Cash flows from investing activities:
Net intercompany investing activities	118.1	—	124.2	30.5	(272.8)	—
Net cash from investing activities	118.1	—	124.2	30.5	(272.8)	—
Cash flows from financing activities:
Net intercompany financing activities	(118.1)	—	(112.4)	(42.3)	272.8	—
Net cash from financing activities	(118.1)	—	(112.4)	(42.3)	272.8	—
Net change in cash and cash equivalents	(0.0)	—	—	—	—	—
Cash and cash equivalents at beginning of period	0.1	—	—	(0.1)	—	—
Cash and cash equivalents at end of period	0.1	—	—	(0.1)	—	—

	For the Year Ended December 31, 2010
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
Net cash from operating activities	$(7.0)	$—	$434.7	$97.4	$1.3	$526.4
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired	—	—	—	(291.7)	—	(291.7)
Changes in cash related to consolidation and/or deconsolidation of joint ventures	—	—	21.4	(0.7)	—	20.7
Proceeds from disposal of property and equipment	—	—	4.7	3.6	—	8.3
Investments in unconsolidated joint ventures	—	—	(6.0)	—	—	(6.0)
Changes in restricted cash	—	—	—	(16.1)	—	(16.1)
Capital expenditures, less equipment purchased through capital leases and equipment notes	(4.6)	—	(26.0)	(14.6)	—	(45.2)
Maturity of short-term investment	—	—	—	30.2	—	30.2
Dividends received	—	—	27.8	—	(27.8)	—
Net intercompany investing activities	(643.6)	—	(606.0)	(82.2)	1,331.8	—
Net cash from investing activities	(648.2)	—	(584.1)	(371.5)	1,304.0	(299.8)
Cash flows from financing activities:
Payments on long-term debt	(150.0)	—	(9.6)	—	—	(159.6)
Net payments under foreign lines of credit and short-term notes	(0.5)	—	(0.4)	(6.7)	—	(7.6)
Net change in overdrafts	—	—	14.6	—	(0.2)	14.4
Payments on capital lease obligations	(0.4)	—	(6.4)	(0.7)	—	(7.5)
Excess tax benefits from stock-based compensation	1.2	—	—	—	—	1.2
Proceeds from employee stock purchases and exercises of stock options	11.3	—	—	—	—	11.3
Distributions to noncontrolling interests	—	—	—	(107.2)	—	(107.2)
Contributions and advances from noncontrolling interests	—	—	—	8.2	—	8.2
Dividends paid	—	—	—	(27.8)	27.8	—
Repurchases of common stock	(128.3)	—	—	—	—	(128.3)
Net intercompany financing activities	1,039.6	—	127.0	165.2	(1,331.8)	—
Net cash from financing activities	772.9	—	125.2	31.0	(1,304.2)	(375.1)
Net change in cash and cash equivalents	117.7	—	(24.2)	(243.1)	1.1	(148.5)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	1.2	—	1.2
Cash and cash equivalents at beginning of period	267.3	—	52.2	481.5	(79.9)	721.1
Cash and cash equivalents at end of period	$385.0	$—	$28.0	$239.6	$(78.8)	$573.8

	For the Year Ended December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Condensed Consolidating Statement of Cash Flows Data:

As Reported
Net cash from operating activities	$(132.1)	$—	$491.9	$222.8	$(76.7)	$505.9
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired	—	—	(298.4)	16.3	—	(282.1)
Proceeds from disposal of property and equipment	—	—	3.8	10.3	—	14.1
Investments in unconsolidated joint ventures	—	—	(19.5)	(0.1)	—	(19.6)
Changes in restricted cash	—	—	—	7.0	—	7.0
Capital expenditures, less equipment purchased through capital leases and equipment notes	(8.6)	—	(49.3)	(9.6)	—	(67.5)
Dividends received	—	—	5.9	—	(5.9)	—
Net intercompany investing activities	(142.1)	—	(480.2)	(437.7)	1,060.0	—
Net cash from investing activities	(150.7)	—	(837.7)	(413.8)	1,054.1	(348.1)
Cash flows from financing activities:
Borrowings from long-term debt	700.0	—	—	—	—	700.0
Payments on long-term debt	(625.0)	—	(7.3)	(0.3)	—	(632.6)
Borrowings from revolving line of credit	138.6	—	—	—	—	138.6
Payments on revolving line of credit	(115.7)	—	—	—	—	(115.7)
Net payments under foreign lines of credit and short-term notes	(0.6)	—	(1.4)	(14.4)	—	(16.4)
Net change in overdrafts	—	—	(97.2)	0.4	78.8	(18.0)
Payments on capital lease obligations	(0.5)	—	(6.1)	(4.3)	—	(10.9)
Payments of debt issuance costs	(3.9)	—	—	—	—	(3.9)
Excess tax benefits from stock-based compensation	0.8	—	—	—	—	0.8
Proceeds from employee stock purchases and exercises of stock options	11.7	—	—	—	—	11.7
Distributions to noncontrolling interests	—	—	—	(111.7)	—	(111.7)
Contributions and advances from noncontrolling interests	—	—	(0.2)	6.8	—	6.6
Dividends paid	—	—	—	(5.9)	5.9	—
Repurchases of common stock	(242.8)	—	—	—	—	(242.8)
Net intercompany financing activities	229.1	—	454.4	376.5	(1,060.0)	—
Net cash from financing activities	91.7	—	342.2	247.1	(975.3)	(294.3)
Net change in cash and cash equivalents	(191.1)	—	(3.6)	56.1	2.1	(136.5)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	(1.3)	—	(1.3)
Cash and cash equivalents at beginning of period	384.9	—	28.0	239.7	(78.8)	573.8
Cash and cash equivalents at end of period	$193.8	$—	$24.4	$294.5	$(76.7)	$436.0

	For the Year Ended December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
Adjustments
Net cash from operating activities	$—	$—	$(1.5)	$1.5	$—	$—
Cash flows from investing activities:
Net intercompany investing activities	162.8	—	163.1	(39.8)	(286.1)	—
Net cash from investing activities	162.8	—	163.1	(39.8)	(286.1)	—
Cash flows from financing activities:
Net intercompany financing activities	(162.8)	—	(161.6)	38.3	286.1	—
Net cash from financing activities	(162.8)	—	(161.6)	38.3	286.1	—
Net change in cash and cash equivalents	—	—	0.0	—	0.0	—
Cash and cash equivalents at beginning of period	0.1	—	—	(0.1)	—	—
Cash and cash equivalents at end of period	0.1	—	0.0	(0.1)	0.0	—

	For the Year Ended December 30, 2011
(in millions)	Issuer Parent	Issuer Fox LP	Guarantors	Non- Guarantors	Eliminations	Consolidated
As Revised
Net cash from operating activities	$(132.1)	$—	$490.4	$224.3	$(76.7)	$505.9
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired	—	—	(298.4)	16.3	—	(282.1)
Proceeds from disposal of property and equipment	—	—	3.8	10.3	—	14.1
Investments in unconsolidated joint ventures	—	—	(19.5)	(0.1)	—	(19.6)
Changes in restricted cash	—	—	—	7.0	—	7.0
Capital expenditures, less equipment purchased through capital leases and equipment notes	(8.6)	—	(49.3)	(9.6)	—	(67.5)
Dividends received	—	—	5.9	—	(5.9)	—
Net intercompany investing activities	$20.7	—	(317.1)	(477.5)	773.9	—
Net cash from investing activities	$12.1	$—	$(674.6)	$(453.6)	$768.0	$(348.1)
Cash flows from financing activities:
Borrowings from long-term debt	700.0	—	—	—	—	700.0
Payments on long-term debt	(625.0)	—	(7.3)	(0.3)	—	(632.6)
Borrowings from revolving line of credit	138.6	—	—	—	—	138.6
Payments on revolving line of credit	(115.7)	—	—	—	—	(115.7)
Net payments under foreign lines of credit and short-term notes	(0.6)	—	(1.4)	(14.4)	—	(16.4)
Net change in overdrafts	—	—	(97.2)	0.4	78.8	(18.0)
Payments on capital lease obligations	(0.5)	—	(6.1)	(4.3)	—	(10.9)
Payments of debt issuance costs	(3.9)	—	—	—	—	(3.9)
Excess tax benefits from stock-based compensation	0.8	—	—	—	—	0.8
Proceeds from employee stock purchases and exercises of stock options	11.7	—	—	—	—	11.7
Distributions to noncontrolling interests	—	—	—	(111.7)	—	(111.7)
Contributions and advances from noncontrolling interests	—	—	(0.2)	6.8	—	6.6
Dividends paid	—	—	—	(5.9)	5.9	—
Repurchases of common stock	(242.8)	—	—	—	—	(242.8)
Net intercompany financing activities	$66.3	—	292.8	414.8	(773.9)	—
Net cash from financing activities	$(71.1)	$—	$180.6	$285.4	$(689.2)	$(294.3)
Net change in cash and cash equivalents	(191.1)	—	(3.6)	56.1	2.1	(136.5)
Effect of foreign exchange rate changes on cash and cash equivalents	—	—	—	(1.3)	—	(1.3)
Cash and cash equivalents at beginning of period	385.0	—	28.0	239.6	(78.8)	573.8
Cash and cash equivalents at end of period	$193.9	$—	$24.4	$294.4	$(76.7)	$436.0